Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income tax expense

	2020	2019	2018
Current Income Tax Expense:
Federal	$—	$—	$—
State and local	10	11	3
Total Current Income Tax Expense	10	11	3
Deferred Income Tax Expense:
Federal	—	—	—
State and local	—	—	—
Total Income Tax Expense	$10	$11	$3

Schedule of significant components of the Company's deferred tax assets and liabilities

	2020	2019
Deferred Tax Assets:
Net operating losses	$7,042	$5,881
Accrued expenses	109	—
Unearned premiums	466	—
Contract expense	332	262
Intangible assets	204	—
Other	406	809
Total deferred tax assets	8,559	6,952
Less: valuation allowance	(8,559)	(6,910)
Net Deferred Tax Assets	—	42
Deferred Tax Liabilities
Fixed assets	—	(42)
Total deferred tax liabilities	—	(42)
Net Deferred Tax Liabilities	—	(42)
Net Deferred Tax Assets/Liabilities	$—	$—

Summary of change in valuation allowance

	2020	2019	2018
January 1,	$6,910	$3,986	$2,008
Additions – Charged	1,649	2,924	1,731
Deductions – Charged	—	—	—
Other	—	—	247
December 31,	$8,559	$6,910	$3,986

Schedule of difference between income tax benefit expected and the reported income tax expense

	2020	2019	2018
Loss Before Income Tax Expense	$(6,542)	$(12,667)	$(6,557)
Income tax benefit at federal statutory rates	(1,372)	(2,660)	(1,377)
State and local income taxes	(79)	(471)	(238)
Investment remeasurement	—	—	(126)
Valuation allowances	1,649	2,924	1,731
Change in fair value of redeemable convertible preferred stock tranche obligation	(194)	293	57
Other	6	(75)	(44)
Total Income Tax Expense	$10	$11	$3
Effective Tax Rate	(0.15)%	(0.09)%	(0.05)%